JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.4%
Fixed Income — 18.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	64,361	477,564
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,305	27,638
JPMorgan High Yield Fund Class R6 Shares (a)	12,392	82,034
Total Fixed Income		587,236
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,679	100,862
U.S. Equity — 37.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,603	1,176,220
Total Investment Companies (Cost $1,383,128)		1,864,318
Exchange-Traded Funds — 31.2%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	438	44,226
Fixed Income — 3.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,685	79,706
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	433	20,508
Total Fixed Income		100,214
International Equity — 20.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,809	100,643
JPMorgan BetaBuilders International Equity ETF (a)	8,759	551,900
Total International Equity		652,543
U.S. Equity — 5.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,300	122,855
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	900	60,665
Total U.S. Equity		183,520
Total Exchange-Traded Funds (Cost $789,027)		980,503
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bonds
4.63%, 2/15/2040	1,100	1,182
3.38%, 8/15/2042	1,420	1,282
3.13%, 2/15/2043	8,415	7,281
3.88%, 2/15/2043	605	584
3.63%, 8/15/2043	560	519
3.00%, 8/15/2048	5,830	4,728
1.38%, 8/15/2050	234	129
1.63%, 11/15/2050	2,119	1,246
4.13%, 8/15/2053	4,050	4,033
U.S. Treasury Notes
4.13%, 1/31/2025 (b)	3,841	3,834
4.00%, 12/15/2025 (b)	850	851

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 12/31/2025	1,050	1,055
3.50%, 1/31/2028	9,325	9,304
1.38%, 10/31/2028	3,690	3,383
3.13%, 8/31/2029	9,853	9,648
4.88%, 10/31/2030	10,060	10,737
2.75%, 8/15/2032	1,637	1,530
3.50%, 2/15/2033	560	550
3.88%, 8/15/2033	2,645	2,666
4.00%, 2/15/2034	355	361
U.S. Treasury STRIPS Bonds 4.87%, 11/15/2040 (c)	210	105
Total U.S. Treasury Obligations (Cost $64,035)		65,008
Corporate Bonds — 2.0%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	630
6.53%, 5/1/2034 (d)	50	54
3.75%, 2/1/2050	250	176
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	239
5.40%, 7/31/2033	61	64
Leidos, Inc. 5.75%, 3/15/2033	50	52
Northrop Grumman Corp.
5.15%, 5/1/2040	37	37
3.85%, 4/15/2045	90	76
RTX Corp.
2.25%, 7/1/2030	80	72
5.15%, 2/27/2033	44	46
3.75%, 11/1/2046	80	65
2.82%, 9/1/2051	70	47
		1,558
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (d)	198	186
4.55%, 9/26/2029 (d)	100	100
		286
Banks — 0.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	204
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	214
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	205
5.59%, 8/8/2028	200	208
5.44%, 7/15/2031	200	209
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	106	102

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	278	274
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	65	65
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	130	134
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	130	137
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	610	546
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	140	146
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	80	86
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	30	32
(SOFR + 1.91%), 5.43%, 8/15/2035 (e)	107	110
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	200	208
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	72	73
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (e)	190	191
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	200	207
(SOFR + 2.42%), 6.04%, 3/12/2055 (e)	216	236
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	275	282
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	207
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (e)	280	296
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	250	242
5.28%, 5/30/2029 (d)	250	258
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	262
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	235	237
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	400	390
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	630	647
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	685
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	268	239
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (d) (e)	250	259
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	199
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	239
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	500	515
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	200
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (d)	200	207
5.25%, 4/26/2029 (d)	200	206
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	316	330
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	650	606
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (e)	200	210
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	235	246

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	200	207
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	250	264
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	275	279
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	225	234
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	266	270
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	75	78
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	250	243
(SOFR + 1.22%), 2.47%, 1/11/2028 (e)	200	191
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	217
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205	213
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	209
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (e)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	350	381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	200	211
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	250	262
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	40	41
5.52%, 7/17/2028	25	26
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	50	51
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	65	71
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	185	187
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	62	65
Wells Fargo & Co.
4.30%, 7/22/2027	344	345
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	250	258
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	85	88
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	30	31
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	330	346
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	45	47
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	14
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	111
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	310	321
		17,000
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	189
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	110	115
		304

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.0% ^
AbbVie, Inc.
5.05%, 3/15/2034	255	266
4.05%, 11/21/2039	300	277
Amgen, Inc.
3.15%, 2/21/2040	96	77
3.00%, 1/15/2052	70	49
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	39
		708
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	130
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	42
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (e)	365	393
(SOFR + 1.85%), 6.47%, 10/25/2034 (e)	60	68
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	47
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	150	145
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	300	285
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	143
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	350	370
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	289
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	750	721
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	80	86
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	175	184
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	185	190
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	385	399
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	130
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	110	113
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	105	108
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	20	21
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	140	147
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	70	72
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	550	480
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	40	42
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	95	99
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	32
Nasdaq, Inc. 5.55%, 2/15/2034	230	243
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	210
5.78%, 7/3/2034	450	473
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (e)	40	40

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	260	272
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (e)	310	317
		6,119
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	284	309
EIDP, Inc. 4.80%, 5/15/2033	75	76
LYB International Finance III LLC 1.25%, 10/1/2025	30	29
Nutrien Ltd. (Canada) 4.90%, 3/27/2028	86	88
RPM International, Inc. 2.95%, 1/15/2032	61	54
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	274	280
		836
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	200	213
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 4.95%, 2/26/2031	760	794
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	288
6.10%, 1/15/2027	400	414
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (e)	200	204
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	259	260
2.53%, 11/18/2027 (d)	369	345
5.75%, 3/1/2029 (d)	304	313
5.75%, 11/15/2029 (d)	205	212
Capital One Financial Corp.
3.80%, 1/31/2028	102	100
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	60	62
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	45	38
General Motors Financial Co., Inc.
3.80%, 4/7/2025	105	104
5.40%, 5/8/2027	70	72
5.75%, 2/8/2031	80	83
5.95%, 4/4/2034	90	93
5.45%, 9/6/2034	90	90
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (d)	75	75
		2,957
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	140	118
Kroger Co. (The)
5.00%, 9/15/2034	50	51
5.50%, 9/15/2054	40	40
		209

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	49	46
Sonoco Products Co. 5.00%, 9/1/2034	100	99
		145
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	17
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	69
WP Carey, Inc.
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	34
		135
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
5.40%, 2/15/2034	40	42
3.50%, 6/1/2041	128	105
3.55%, 9/15/2055	76	55
Sprint Capital Corp. 6.88%, 11/15/2028	30	33
Verizon Communications, Inc.
3.15%, 3/22/2030	124	117
5.05%, 5/9/2033	115	119
4.78%, 2/15/2035 (d)	13	13
2.65%, 11/20/2040	44	32
		516
Electric Utilities — 0.3%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	62
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	192
5.65%, 6/1/2054	80	86
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	226
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	74
Series B, 3.65%, 3/1/2052	45	36
5.40%, 4/1/2053	37	39
Duke Energy Corp. 6.10%, 9/15/2053	70	77
Duke Energy Florida LLC 5.95%, 11/15/2052	62	69
Duke Energy Progress LLC 2.90%, 8/15/2051	40	27
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	540	572
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	17
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	250	266
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	153
Entergy Arkansas LLC 5.75%, 6/1/2054	70	75
Entergy Louisiana LLC
4.00%, 3/15/2033	40	38
5.70%, 3/15/2054	100	107
Entergy Mississippi LLC 5.00%, 9/1/2033	100	102

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Metro, Inc. 4.95%, 4/15/2033	89	90
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	240	248
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	271	277
Eversource Energy 3.38%, 3/1/2032	290	264
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	215	208
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	274	246
Florida Power & Light Co. 5.30%, 4/1/2053	50	52
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	39
Interstate Power and Light Co.
4.95%, 9/30/2034	55	56
5.45%, 9/30/2054	65	67
ITC Holdings Corp. 5.40%, 6/1/2033 (d)	200	207
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	11
MidAmerican Energy Co. 5.85%, 9/15/2054	40	45
Monongahela Power Co. 5.85%, 2/15/2034 (d)	30	32
Nevada Power Co. 6.00%, 3/15/2054	30	33
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	62	40
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	115
Northern States Power Co. 5.10%, 5/15/2053	100	101
NRG Energy, Inc. 2.45%, 12/2/2027 (d)	118	111
Ohio Power Co. 5.00%, 6/1/2033	70	71
Pacific Gas and Electric Co.
6.40%, 6/15/2033	97	106
5.80%, 5/15/2034	53	56
3.75%, 8/15/2042 (f)	322	255
6.75%, 1/15/2053	5	6
5.90%, 10/1/2054	15	16
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,098
Series A-3, 5.54%, 7/15/2047	65	69
Series A-3, 5.53%, 6/1/2049	170	180
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	36
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	72
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	47
Public Service Co. of Oklahoma 5.25%, 1/15/2033	70	72
Public Service Electric and Gas Co. 3.00%, 3/1/2051	150	106
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	52	52
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	66
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	50	51
Southern California Edison Co.
5.45%, 6/1/2031	170	180
Series C, 4.13%, 3/1/2048	150	127
5.70%, 3/1/2053	25	26
5.88%, 12/1/2053	67	73
5.75%, 4/15/2054	125	134

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern Co. (The) 5.70%, 3/15/2034	70	75
Tampa Electric Co. 4.90%, 3/1/2029	102	105
Tucson Electric Power Co. 5.50%, 4/15/2053	90	92
Union Electric Co.
5.20%, 4/1/2034	150	157
3.90%, 4/1/2052	163	134
5.45%, 3/15/2053	50	52
Vistra Operations Co. LLC 6.00%, 4/15/2034 (d)	74	79
		8,082
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	79	78
5.40%, 6/12/2029	250	259
4.00%, 4/14/2032	500	479
		816
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.65%, 4/5/2027	35	34
Fiserv, Inc. 5.15%, 8/12/2034	300	308
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	40	42
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	250	257
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	250	259
Shell International Finance BV 3.13%, 11/7/2049	52	38
		938
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	127	127
J M Smucker Co. (The)
6.20%, 11/15/2033	30	33
6.50%, 11/15/2053	25	29
JBS USA Holding Lux SARL
3.00%, 5/15/2032	100	87
6.75%, 3/15/2034 (d)	260	288
Kellanova 5.25%, 3/1/2033	256	268
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	52
4.38%, 6/1/2046	29	26
Tyson Foods, Inc. 5.70%, 3/15/2034	160	168
		1,078
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	30
Southern California Gas Co. 6.35%, 11/15/2052	125	145
		175
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	80	86
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	35

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
ERAC USA Finance LLC
5.00%, 2/15/2029 (d)	150	155
5.20%, 10/30/2034 (d)	80	83
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	80	84
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	150	144
Uber Technologies, Inc. 4.80%, 9/15/2034	65	65
Union Pacific Corp.
3.55%, 8/15/2039	70	61
3.50%, 2/14/2053	50	39
		752
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	18
DH Europe Finance II SARL 3.25%, 11/15/2039	230	194
		212
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	40
Banner Health 1.90%, 1/1/2031	100	87
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	17
Cencora, Inc. 5.13%, 2/15/2034	290	299
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	48
Cigna Group (The) 5.13%, 5/15/2031	230	239
CommonSpirit Health 2.78%, 10/1/2030	74	67
CVS Health Corp.
5.25%, 2/21/2033	260	266
2.70%, 8/21/2040	92	65
HCA, Inc.
5.60%, 4/1/2034	310	323
5.45%, 9/15/2034	70	72
5.50%, 6/15/2047	25	25
3.50%, 7/15/2051	23	16
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	31
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	28
		1,623
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	61
DOC DR LLC 2.63%, 11/1/2031	25	22
Healthcare Realty Holdings LP
3.10%, 2/15/2030	500	459
2.00%, 3/15/2031	88	74
Sabra Health Care LP 3.20%, 12/1/2031	45	40
		656
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	150

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.90%, 2/15/2031	190	197
3.35%, 3/12/2050	52	38
		385
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	192
5.80%, 3/1/2033	59	63
5.75%, 10/1/2041	40	42
Southern Power Co. 5.15%, 9/15/2041	174	172
		469
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	115
Industrial REITs — 0.0% ^
Prologis LP
4.75%, 6/15/2033	50	51
5.25%, 3/15/2054	138	140
		191
Insurance — 0.1%
Aon North America, Inc.
5.45%, 3/1/2034	140	147
5.75%, 3/1/2054	130	138
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	177
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	34
Brown & Brown, Inc. 2.38%, 3/15/2031	292	253
CNA Financial Corp. 5.13%, 2/15/2034	230	235
CNO Global Funding 5.88%, 6/4/2027 (d)	300	309
Corebridge Global Funding 5.90%, 9/19/2028 (d)	60	63
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	57
F&G Global Funding
1.75%, 6/30/2026 (d)	40	38
5.88%, 6/10/2027 (d)	200	205
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	10	10
Jackson National Life Global Funding 3.05%, 4/29/2026 (d)	250	244
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	100	104
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	230
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	156	125
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	40	37
5.16%, 5/28/2031 (d)	350	367
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	56
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	61
3.30%, 5/15/2050 (d)	96	70
		2,960

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	75	81
5.40%, 8/15/2054	100	105
		186
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	64
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	69
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	336
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	61
Comcast Corp.
4.65%, 2/15/2033	110	112
3.25%, 11/1/2039	334	273
2.80%, 1/15/2051	130	86
5.35%, 5/15/2053	180	184
		1,076
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	75	77
5.37%, 4/4/2029 (d)	240	248
5.63%, 4/4/2034 (d)	100	104
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	120	114
		543
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	30
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	50
Consumers Energy Co.
4.63%, 5/15/2033	75	76
3.25%, 8/15/2046	30	23
DTE Energy Co.
4.88%, 6/1/2028	100	102
5.10%, 3/1/2029	200	206
Engie SA (France) 5.63%, 4/10/2034 (d)	290	305
NiSource, Inc. 5.20%, 7/1/2029	100	104
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	83
Puget Energy, Inc. 2.38%, 6/15/2028	54	50
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	49
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	269
		1,347
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	47

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 0.2%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	180	179
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	71
2.77%, 11/10/2050	44	29
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	44	44
5.68%, 1/15/2034 (d)	192	198
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (d)	93	93
Devon Energy Corp. 5.75%, 9/15/2054	115	112
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	150	157
Energy Transfer LP
5.25%, 7/1/2029	150	155
5.00%, 5/15/2044 (f)	105	96
Enterprise Products Operating LLC 4.95%, 2/15/2035	220	223
Exxon Mobil Corp. 3.00%, 8/16/2039	146	120
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	190	167
4.32%, 12/30/2039 (d)	30	24
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (d)	498	486
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	147
7.80%, 8/1/2031	300	349
MPLX LP
5.50%, 6/1/2034	150	154
4.50%, 4/15/2038	52	48
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	40	36
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	21
Occidental Petroleum Corp.
5.20%, 8/1/2029	50	51
5.38%, 1/1/2032	45	46
ONEOK, Inc.
4.75%, 10/15/2031	210	210
5.70%, 11/1/2054	180	179
Ovintiv, Inc. 6.25%, 7/15/2033	150	159
Phillips 66 Co. 5.30%, 6/30/2033	50	52
Plains All American Pipeline LP 4.65%, 10/15/2025	132	132
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	35	35
5.03%, 10/1/2029 (d)	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	74
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	159
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	42
		4,223

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	34	30
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	72
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC (United Kingdom) 4.85%, 2/26/2029	200	206
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	84	67
5.55%, 2/22/2054	13	14
5.65%, 2/22/2064	125	132
Eli Lilly & Co. 5.00%, 2/9/2054	210	214
Merck & Co., Inc.
4.00%, 3/7/2049	50	43
2.90%, 12/10/2061	55	35
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	61
5.30%, 5/19/2053	110	114
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	311
3.18%, 7/9/2050	200	144
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
Zoetis, Inc. 5.60%, 11/16/2032	100	107
		1,485
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	54
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	42
UDR, Inc. 2.10%, 8/1/2032	88	72
		114
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	37
2.50%, 8/16/2031	20	17
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	63
		169
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	35
Broadcom, Inc.
5.05%, 7/12/2029	250	258
5.15%, 11/15/2031	220	228
4.55%, 2/15/2032	151	151
3.19%, 11/15/2036 (d)	148	125
Intel Corp.
3.25%, 11/15/2049	70	47

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.05%, 8/12/2051	70	45
5.70%, 2/10/2053	51	50
KLA Corp. 3.30%, 3/1/2050	130	98
Marvell Technology, Inc. 2.95%, 4/15/2031	220	199
NXP BV (China)
2.50%, 5/11/2031	70	61
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	58
QUALCOMM, Inc. 4.50%, 5/20/2052	30	28
Texas Instruments, Inc. 5.05%, 5/18/2063	249	250
		1,663
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	165
Intuit, Inc. 5.50%, 9/15/2053	30	32
Oracle Corp.
4.90%, 2/6/2033	60	61
3.80%, 11/15/2037	184	163
3.60%, 4/1/2050	50	38
Roper Technologies, Inc. 1.75%, 2/15/2031	47	40
		499
Specialized REITs — 0.0% ^
American Tower Corp. 1.88%, 10/15/2030	256	220
Crown Castle, Inc. 5.80%, 3/1/2034	35	37
CubeSmart LP 2.00%, 2/15/2031	102	87
Equinix, Inc. 2.00%, 5/15/2028	89	82
Extra Space Storage LP
5.90%, 1/15/2031	60	64
2.40%, 10/15/2031	60	52
		542
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	36
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	83
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	200	198
		281
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	60
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	85
4.39%, 8/15/2037	55	50
		195
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	242

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	89
5.05%, 7/15/2033	150	154
5.15%, 4/15/2034	42	43
3.40%, 10/15/2052	185	136
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	155
		577
Total Corporate Bonds (Cost $63,787)		63,935
Mortgage-Backed Securities — 1.9%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	306
Pool # WA1626, 3.45%, 8/1/2032	483	461
Pool # WN3225, 3.80%, 10/1/2034	200	191
Pool # WS4004, 4.40%, 9/1/2036	298	294
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	98	93
Pool # QA6772, 3.50%, 1/1/2050	390	370
Pool # QA9530, 2.50%, 5/1/2050	203	178
Pool # RA4224, 3.00%, 11/1/2050	194	176
Pool # QB8503, 2.50%, 2/1/2051	225	196
Pool # SD4767, 2.50%, 2/1/2051	510	446
Pool # QC9443, 2.50%, 10/1/2051	507	444
Pool # SD5768, 3.00%, 1/1/2052	891	812
Pool # QD7596, 2.50%, 2/1/2052	860	752
Pool # RA6815, 2.50%, 2/1/2052	797	694
Pool # SD3952, 2.50%, 3/1/2052	933	817
Pool # SD1373, 3.00%, 5/1/2052	506	458
Pool # QE1637, 4.00%, 5/1/2052	59	58
Pool # QE1832, 4.50%, 5/1/2052	77	77
Pool # QH9763, 6.00%, 1/1/2054	178	183
Pool # QH9845, 6.00%, 2/1/2054	602	619
Pool # QI5618, 6.50%, 5/1/2054	722	753
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	425	388
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	89	87
Pool # BK2113, 2.50%, 3/1/2050	190	166
Pool # CA5658, 2.50%, 5/1/2050	62	54
Pool # FM3118, 3.00%, 5/1/2050	133	122
Pool # BP8608, 2.50%, 6/1/2050	129	113
Pool # BP9250, 2.50%, 7/1/2050	704	618
Pool # CA6635, 2.50%, 8/1/2050	116	102
Pool # FP0059, 2.50%, 8/1/2050	414	359
Pool # BP7667, 2.50%, 12/1/2050	307	270
Pool # BR4318, 3.00%, 1/1/2051	155	142
Pool # BQ8009, 4.00%, 2/1/2051	438	428

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ8010, 4.00%, 2/1/2051	402	391
Pool # CB0189, 3.00%, 4/1/2051	118	107
Pool # CB0458, 2.50%, 5/1/2051	604	527
Pool # FM7916, 2.50%, 6/1/2051	114	100
Pool # FM7957, 2.50%, 7/1/2051	1,141	1,000
Pool # CB1301, 2.50%, 8/1/2051	293	256
Pool # FM8247, 2.50%, 8/1/2051	163	143
Pool # CB1908, 2.50%, 10/1/2051	925	806
Pool # FM9491, 2.50%, 11/1/2051	636	556
Pool # FS4624, 2.50%, 11/1/2051	149	129
Pool # CB2094, 3.00%, 11/1/2051	295	267
Pool # CB2170, 3.00%, 11/1/2051	223	201
Pool # BU1805, 2.50%, 12/1/2051	233	203
Pool # CB2313, 2.50%, 12/1/2051	184	161
Pool # FS2559, 3.00%, 12/1/2051	507	460
Pool # CB2637, 2.50%, 1/1/2052	565	492
Pool # BU3079, 3.00%, 1/1/2052	93	84
Pool # CB2670, 3.00%, 1/1/2052	429	386
Pool # BV4831, 3.00%, 2/1/2052	90	81
Pool # FS7749, 3.00%, 2/1/2052	531	483
Pool # BV0295, 3.50%, 2/1/2052	211	201
Pool # CB3265, 3.00%, 4/1/2052	956	859
Pool # BV6743, 4.50%, 5/1/2052	79	79
Pool # BV9515, 6.00%, 6/1/2052	93	96
Pool # BY4714, 5.00%, 6/1/2053	292	292
Pool # BY9327, 6.00%, 11/1/2053	927	949
Pool # DA7753, 5.50%, 1/1/2054	217	220
Pool # DA0425, 6.00%, 2/1/2054	200	206
Pool # DA7754, 6.00%, 2/1/2054	669	687
Pool # DA9487, 6.00%, 2/1/2054	398	409
Pool # CB8334, 5.50%, 4/1/2054	904	918
Pool # DB3860, 6.00%, 4/1/2054	424	433
Pool # DB3983, 6.00%, 5/1/2054	722	743
Pool # DB3885, 6.50%, 5/1/2054	723	754
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	58	57
Pool # BL2588, 2.97%, 8/1/2026	290	284
Pool # BS7317, 5.35%, 11/1/2027	445	461
Pool # BS7576, 4.86%, 12/1/2027	268	274
Pool # AM3010, 5.07%, 3/1/2028	103	107
Pool # BS6144, 3.97%, 1/1/2029	345	344
Pool # AM5319, 4.34%, 1/1/2029	90	91
Pool # BL1460, 3.74%, 2/1/2029	800	788
Pool # BS8149, 4.97%, 9/1/2029	300	311
Pool # BS4290, 1.95%, 10/1/2029	500	450
Pool # BL4956, 2.41%, 11/1/2029	311	289
Pool # BS7361, 4.76%, 1/1/2030	520	536
Pool # BL9252, 1.37%, 3/1/2030	110	97

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS0154, 1.28%, 4/1/2030	75	65
Pool # BZ0896, 5.43%, 7/1/2030	799	845
Pool # AM4789, 4.18%, 11/1/2030	52	52
Pool # BL9494, 1.46%, 12/1/2030	75	64
Pool # BL9652, 1.56%, 12/1/2030	386	336
Pool # BS6024, 3.96%, 2/1/2031	210	208
Pool # BS7290, 5.64%, 2/1/2031	544	583
Pool # BS7121, 5.15%, 3/1/2031	400	419
Pool # BS6203, 4.26%, 4/1/2031	147	147
Pool # BS8442, 4.74%, 4/1/2031	312	323
Pool # BS2915, 1.87%, 5/1/2031	60	52
Pool # BL2999, 3.15%, 6/1/2031	794	753
Pool # BS7813, 4.83%, 6/1/2031	207	215
Pool # BS6802, 4.93%, 6/1/2031	300	310
Pool # BL3774, 2.77%, 8/1/2031	100	92
Pool # BL3648, 2.85%, 8/1/2031	100	93
Pool # BL3700, 2.92%, 8/1/2031	100	93
Pool # BS5580, 3.68%, 1/1/2032	230	223
Pool # BS4654, 2.39%, 3/1/2032	238	212
Pool # BL5680, 2.44%, 3/1/2032	365	326
Pool # AN5952, 3.01%, 7/1/2032	99	92
Pool # AN6149, 3.14%, 7/1/2032	130	121
Pool # BS5530, 3.30%, 7/1/2032	422	397
Pool # BS8070, 5.35%, 7/1/2032	400	426
Pool # BS6345, 3.91%, 8/1/2032	115	112
Pool # BZ0884, 5.37%, 9/1/2032	948	1,010
Pool # BS6822, 3.81%, 10/1/2032	220	214
Pool # BS8528, 4.31%, 10/1/2032	520	523
Pool # BS6872, 4.41%, 10/1/2032	85	86
Pool # BS6928, 4.55%, 10/1/2032	90	92
Pool # BS6954, 4.93%, 10/1/2032	175	182
Pool # BM6491, 1.46%, 11/1/2032 (g)	679	561
Pool # BM6492, 1.51%, 11/1/2032 (g)	856	708
Pool # BS6819, 4.12%, 11/1/2032	275	274
Pool # BS7090, 4.45%, 12/1/2032	510	518
Pool # BS8428, 4.41%, 1/1/2033	355	358
Pool # BS5357, 3.41%, 3/1/2033	169	159
Pool # BS8416, 4.56%, 5/1/2033	165	169
Pool # AN9752, 3.65%, 7/1/2033	310	298
Pool # BS5511, 3.45%, 8/1/2033	222	210
Pool # BS5127, 3.15%, 9/1/2033	130	119
Pool # BZ0430, 4.32%, 2/1/2034	450	452
Pool # BL7124, 1.93%, 6/1/2035	155	128
Pool # BZ0217, 5.22%, 8/1/2035	348	370
Pool # AN0375, 3.76%, 12/1/2035	163	157
Pool # BF0045, 4.50%, 3/1/2052	57	56
Pool # BF0091, 3.50%, 5/1/2056	229	213
Pool # BF0108, 4.50%, 6/1/2056	110	109

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0189, 3.00%, 6/1/2057	140	125
Pool # BF0219, 3.50%, 9/1/2057	586	544
Pool # BF0230, 5.50%, 1/1/2058	216	225
Pool # BF0497, 3.00%, 7/1/2060	124	108
Pool # BF0561, 3.00%, 9/1/2061	686	598
Pool # BF0578, 2.50%, 12/1/2061	1,016	846
Pool # BF0580, 3.50%, 12/1/2061	118	109
Pool # BF0732, 2.50%, 6/1/2063	688	589
Pool # BF0733, 3.00%, 6/1/2063	625	549
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2054 (h)	3,077	2,656
TBA, 4.00%, 10/25/2054 (h)	2,555	2,454
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	18	18
Pool # 784602, 4.00%, 5/20/2038	73	72
Pool # BS8546, 2.50%, 12/20/2050	250	216
Pool # 785294, 3.50%, 1/20/2051	261	242
Pool # CA8452, 3.00%, 2/20/2051	381	352
Pool # CA9005, 3.00%, 2/20/2051	342	323
Pool # CB1543, 3.00%, 2/20/2051	258	235
Pool # CA3588, 3.50%, 2/20/2051	264	248
Pool # CB1536, 3.50%, 2/20/2051	645	608
Pool # CB1542, 3.00%, 3/20/2051	262	239
Pool # CB4433, 3.00%, 3/20/2051	476	425
Pool # CC0070, 3.00%, 3/20/2051	43	40
Pool # CC8726, 3.00%, 3/20/2051	53	48
Pool # CC8738, 3.00%, 3/20/2051	73	67
Pool # CC8723, 3.50%, 3/20/2051	658	618
Pool # CC0088, 4.00%, 3/20/2051	16	16
Pool # CC0092, 4.00%, 3/20/2051	31	30
Pool # CC8727, 3.00%, 4/20/2051	92	84
Pool # CC8739, 3.00%, 4/20/2051	257	235
Pool # CC8740, 3.00%, 4/20/2051	215	196
Pool # CC8751, 3.00%, 4/20/2051	51	46
Pool # CE9911, 3.00%, 7/20/2051	141	129
Pool # CE9913, 3.00%, 7/20/2051	75	68
Pool # CE9914, 3.00%, 7/20/2051	69	63
Pool # CE9915, 3.00%, 7/20/2051	123	114
Pool # CA3563, 3.50%, 7/20/2051	275	262
Pool # CE2586, 3.50%, 7/20/2051	278	261
Pool # CK1527, 3.50%, 12/20/2051	194	183
Pool # CJ8184, 3.50%, 1/20/2052	209	197
Pool # CK2716, 3.50%, 2/20/2052	186	172
Pool # CK8295, 5.00%, 3/20/2052	139	139
Pool # CN3557, 4.50%, 5/20/2052	111	111
Pool # CN3127, 5.00%, 8/20/2052	132	132
Pool # CU6748, 6.00%, 9/20/2053	297	303
Pool # DA2721, 5.50%, 3/20/2054	159	161

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DB0470, 5.50%, 3/20/2054	746	754
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	207	190
Pool # CV6672, 5.00%, 7/20/2062	132	131
Pool # CU1093, 5.50%, 6/20/2063	147	147
Pool # CU1092, 6.00%, 6/20/2063	161	162
Pool # CT6283, 6.00%, 7/20/2063	207	209
Pool # CW0095, 6.00%, 7/20/2063	175	177
Total Mortgage-Backed Securities (Cost $60,086)		59,746
Asset-Backed Securities — 1.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	42	39
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 6.23%, 12/18/2037 (d) (g)	88	86
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	161
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	113	107
Series 2016-3, Class AA, 3.00%, 10/15/2028	78	74
Series 2021-1, Class B, 3.95%, 7/11/2030	151	142
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	100	102
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	205	208
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	202	200
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	97
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	100	97
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	100	94
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d)	330	315
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	285	291
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	155	159
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	445	426
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	510	481
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	580
Series 2024-1, Class D, 6.03%, 11/15/2029	170	174
Series 2024-2, Class C, 6.07%, 2/15/2030	610	625
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	96	95
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	645	646
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	256
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	161	145
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (d) (g)	592	569
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 ‡ (d)	230	230
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	155	161
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	635	658
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	265	253

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	34	32
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	38	37
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	127
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	90	90
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	190	191
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	130	134
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	76	71
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	100	103
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	116
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	124
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	256
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	172	174
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	235	243
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	38	37
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	124	126
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	260	243
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	100	98
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	240	243
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (g)	150	141
Ford Credit Auto Owner Trust Series 2024-1, Class A, 4.87%, 8/15/2036 (d) (f)	500	510
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	200	206
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	260	260
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	100	100
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	785	804
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	246	246
Series 2024-2A, Class B, 5.65%, 3/25/2038 (d)	408	420
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	464	472
Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	156	159
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	258	256
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	304	310
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	365	372
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	221	209
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	141	128
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	170	162
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	55	56
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	24	24
Series 2024-1A, Class B, 6.58%, 9/15/2029 (d)	250	257

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	200	205
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	195	186
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	199	203
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	105	99
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	133	135
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	163	167
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (d)	310	293
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	124	120
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	150	145
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	355	343
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	140	144
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	145	149
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (d)	225	222
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	295	296
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	190	194
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	25	25
Series 2021-A, Class B, 1.76%, 3/8/2028 (d)	79	78
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	325	315
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	27	27
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	270	248
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (d)	545	559
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (g)	61	61
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (f)	136	135
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (g)	225	206
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (g)	500	446
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	453	436
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	250	244
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	92
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (g)	100	92
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (g)	125	113
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	285	265
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (d)	650	600
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	565	521
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (f)	58	58
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	195	199
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	190	194
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	82	80
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	334	327
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600	609

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	121
Series 2024-2, Class C, 5.84%, 6/17/2030	480	496
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (d)	900	916
Series 2024-A, Class A4, 5.24%, 1/22/2029 (d)	325	329
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (d)	195	202
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	145	151
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	170	183
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	325	334
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	42	41
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	23	22
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	106	107
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	133	133
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	260	267
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	295	300
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	380	380
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	105	104
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	51	48
Series 2018-1, Class A, 3.70%, 3/1/2030	89	81
Series 2024-1, Class AA, 5.45%, 2/15/2037	338	352
VCAT LLC
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (d) (f)	10	10
Series 2021-NPL5, Class A1, 4.87%, 8/25/2051 (d) (f)	241	238
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	500	499
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (d) (f)	32	32
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (f)	133	133
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (f)	124	124
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (d) (f)	105	105
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (d) (f)	83	83
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (f)	138	137
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (d) (f)	130	130
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	373	379
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	233	237
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (d)	200	202
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	100	103
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	235	237
Total Asset-Backed Securities (Cost $30,624)		31,055
Collateralized Mortgage Obligations — 0.5%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.98%, 7/25/2043 (d) (g)	190	196
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (d) (g)	147	147

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	222	193
Series 2018-1, Class M60C, 3.50%, 5/25/2057	166	154
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (g)	225	211
Series 2018-2, Class M55D, 4.00%, 11/25/2057	279	262
Series 2018-4, Class M55D, 4.00%, 3/25/2058	142	136
Series 2019-1, Class MT, 3.50%, 7/25/2058	80	73
Series 2019-1, Class M55D, 4.00%, 7/25/2058	326	306
Series 2019-2, Class M55D, 4.00%, 8/25/2058	246	232
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	187
Series 2019-3, Class M55D, 4.00%, 10/25/2058	231	217
Series 2019-4, Class M55D, 4.00%, 2/25/2059	86	82
Series 2020-3, Class MT, 2.00%, 5/25/2060	678	557
Series 2022-1, Class MTU, 3.25%, 11/25/2061	79	70
Series 2024-2, Class MT, 3.50%, 5/25/2064 (d)	425	384
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	233	239
Series 3674, Class HZ, 5.50%, 5/15/2040	349	375
Series 4065, Class QB, 3.00%, 6/15/2042	185	169
Series 4116, Class UC, 2.50%, 10/15/2042	188	141
Series 4941, Class KG, 2.00%, 12/15/2047	554	477
Series 4941, Class IA, IO, 4.50%, 7/25/2049	711	150
Series 5054, Class PB, 1.00%, 11/25/2050	431	341
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,371	193
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	67	70
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	125	127
Series 2002-T4, Class A1, 6.50%, 12/25/2041	14	14
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	92	91
Series 2018-72, Class VB, 3.50%, 10/25/2031	258	253
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	167
Series 2011-41, Class KA, 4.00%, 1/25/2041	3	3
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	413
Series 2012-108, Class PL, 3.00%, 10/25/2042	130	120
Series 2022-4, Class TA, 1.00%, 4/25/2051	226	183
Series 2019-7, Class CA, 3.50%, 11/25/2057	273	265
Series 2018-75, Class UZ, 4.00%, 10/25/2058	863	816
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	131	134
GNMA
Series 2016-61, Class A, 2.00%, 9/20/2042	346	298
Series 2020-32, Class IA, IO, 4.01%, 3/16/2047 (g)	3,080	546
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	224
Series 2020-185, Class PE, 1.50%, 12/20/2050	253	198
Series 2021-83, Class KB, 1.25%, 5/20/2051	302	241
Series 2022-151, Class B, 4.25%, 9/20/2052	150	126
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	714
Series 2012-H31, Class FD, 5.81%, 12/20/2062 (g)	53	53

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-57, Class PT, 4.50%, 4/20/2064	742	733
Series 2015-H16, Class FG, 5.91%, 7/20/2065 (g)	50	50
Series 2016-H13, Class FT, 6.05%, 5/20/2066 (g)	16	16
Series 2016-H26, Class FC, 6.47%, 12/20/2066 (g)	191	192
Series 2021-H14, Class YD, 7.53%, 6/20/2071 (g)	201	183
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (d) (f)	77	77
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	650	661
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	840	840
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	185	184
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (d)	360	322
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (g)	364	329
Total Collateralized Mortgage Obligations (Cost $14,149)		14,135
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	170	164
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 6.14%, 6/10/2037 (d) (g)	705	719
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.08%, 7/25/2041 (d) (g)	162	153
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	228
Series K140, Class A2, 2.25%, 1/25/2032	262	232
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	185	180
FNMA ACES
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (g)	1,537	83
Series 2017-M11, Class A2, 2.98%, 8/25/2029	142	136
Series 2020-M50, Class A2, 1.20%, 10/25/2030	127	119
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (g)	2,032	106
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	185	158
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	365	318
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (g)	176	175
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	838
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	45	44
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (g)	731	53
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (g)	125	116
Series 2016-K56, Class B, 4.09%, 6/25/2049 (d) (g)	90	89
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (g)	465	457
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (g)	375	365
Series 2020-K737, Class B, 3.42%, 1/25/2053 (d) (g)	120	116
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.28%, 11/25/2053 (d) (g)	199	208
Series 2024-01, Class M7, 8.03%, 7/25/2054 (d) (g)	155	157
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	169
Total Commercial Mortgage-Backed Securities (Cost $5,353)		5,383
Foreign Government Securities — 0.0% ^
United Mexican States 6.00%, 5/7/2036 (Cost $198)	200	204

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	58
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (j) (Cost $72,450)	72,450	72,450
Total Investments — 100.6% (Cost $2,482,892)		3,156,795
Liabilities in Excess of Other Assets — (0.6)%		(18,524)
NET ASSETS — 100.0%		3,138,271

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2024.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	15	12/19/2024	USD	1,777	3
Russell 2000 E-Mini Index	210	12/20/2024	USD	23,620	450
S&P MidCap 400 E-Mini Index	100	12/20/2024	USD	31,493	831
U.S. Treasury 2 Year Note	53	12/31/2024	USD	11,039	41
U.S. Treasury 5 Year Note	78	12/31/2024	USD	8,576	33
					1,358
Short Contracts
U.S. Treasury Ultra Bond	(11)	12/19/2024	USD	(1,466)	1
					1,359

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$29,515	$1,540	$31,055
Collateralized Mortgage Obligations	—	13,813	322	14,135
Commercial Mortgage-Backed Securities	—	5,383	—	5,383
Corporate Bonds	—	63,935	—	63,935
Exchange-Traded Funds	980,503	—	—	980,503
Foreign Government Securities	—	204	—	204
Investment Companies	1,864,318	—	—	1,864,318
Mortgage-Backed Securities	—	59,746	—	59,746
Municipal Bonds	—	58	—	58
U.S. Treasury Obligations	—	65,008	—	65,008
Short-Term Investments
Investment Companies	72,450	—	—	72,450
Total Investments in Securities	$2,917,271	$237,662	$1,862	$3,156,795
Appreciation in Other Financial Instruments
Futures Contracts	$1,359	$—	$—	$1,359
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,567	$7,982	$3,930	$176	$5,848	$100,643	1,809	$939	$—
JPMorgan BetaBuilders International Equity ETF (a)	472,866	52,892	8,219	351	34,010	551,900	8,759	2,277	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,777	1,485	3,188	394	5,758	44,226	438	316	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	70,393	6,120	—	—	3,193	79,706	1,685	785	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	107,048	11,880	4,611	269	8,269	122,855	1,300	357	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	52,451	11,923	9,740	680	5,351	60,665	900	183	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	18,023	1,797	—	—	688	20,508	433	350	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	424,401	34,002	—	—	19,161	477,564	64,361	5,715	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,249	2,056	—	—	1,333	27,638	4,305	387	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,885	7,307	4,666	263	6,073	100,862	5,679	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,065,700	59,246	10,157	379	61,052	1,176,220	13,603	3,743	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$72,396	$6,712	$—	$—	$2,926	$82,034	12,392	$1,395	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	64,289	77,161	69,000	—	—	72,450	72,450	728	—
Total	$2,594,045	$280,563	$113,511	$2,512	$153,662	$2,917,271		$17,175	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.